INCOME TAXES (Details 5) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009 Predecessor
Distributions paid on common stock
Ordinary income		$ 0.303	$ 0.103
Qualified dividends	$ 0.244
Capital gain distributions	$ 0.136	$ 0.296	$ 0.087
Distributions per share	$ 0.380	$ 0.599	$ 0.19